Business Combinations (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Business Combinations
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed Business Combination Recognised [Table Text Block]

The following table summarizes the estimated fair values of liabilities assumed and the assets acquired as of the Restructuring date:

Consideration transferred		$68,301
Fair value of assets acquired:
Cash and cash equivalents	$46,990
Restricted cash	950
Finance receivables, net	81,628
Card related pre-funding and receivables	1,089
Other current assets	15,602
Property, leasehold improvements and equipment, net	62,777
Other intangible assets	3,163
Security deposits	2,295

Total fair value of assets acquired	214,494

Fair value of liabilities assumed:
Accounts payable and accrued liabilities	29,565
Money orders payable	4,020
Accrued interest	521
Deferred revenue and other	8,089
Unfavorable leases	2,147
Secured notes payable	42,000
Subsidiary notes payable	71,139

Total fair value of liabilities assumed	157,481

Net assets acquired		57,013

Goodwill		$11,288

The following table summarizes the estimated fair values of liabilities assumed and the assets acquired as of the Restructuring date:

Consideration transferred		$68,301

Fair value of assets acquired:
Cash and cash equivalents	$46,990
Restricted cash	950
Finance receivables, net	81,628
Card related pre-funding and receivables	1,089
Other current assets	15,602
Property, leasehold improvements and equipment, net	62,777
Other intangible assets	3,163
Security deposits	2,295
Total fair value of assets acquired	214,494

Fair value of liabilities assumed:
Accounts payable and accrued liabilities	29,565
Money orders payable	4,020
Accrued interest	521
Deferred revenue and other	8,089
Unfavorable leases	2,147
Secured notes payable	42,000
Subsidiary notes payable	71,139
Total fair value of liabilities assumed	157,481

Net assets acquired		57,013

Goodwill		$11,288